UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

(Address of principal executive offices)(Zip code)

Rebecca Gilding, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Item 1.  Schedule of Investments.

RENAISSANCE IPO ETF

RENAISSANCE INTERNATIONAL IPO ETF

2019

June 30, 2019

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	CONSUMER DISCRETIONARY - 10.6%
	Automobiles - 0.2%
46,019	NIO, Inc. - ADR * (a)	$117,348

	Hotels, Restaurants & Leisure - 0.4%
9,492	Luckin Coffee, Inc. - ADR * (a)	184,999

	Household Durables - 4.1%
23,485	Roku, Inc. *	2,127,271

	Internet & Catalog Retail - 4.3%
30,851	Pinduoduo, Inc. - ADR *	636,456
12,787	Stitch Fix, Inc. - Cl. A *	409,056
35,899	Farfetch, Ltd. - Cl. A *	746,700
13,374	Chewy, Inc. - Cl. A *	468,090

		2,260,302

	Specialty Retail - 1.2%
19,619	National Vision Holdings, Inc. *	602,892

	Textiles, Apparel & Luxury Goods - 0.4%
10,548	Levi Strauss & Co. - Cl. A *	220,242

		5,513,054

	CONSUMER STAPLES - 2.5%
	Food & Staples Retailing - 1.6%
32,326	BJ's Wholesale Club Holdings, Inc. *	853,406

	Food Products - 0.9%
2,772	Beyond Meat, Inc. * (a)	445,405

		1,298,811

	FINANCIALS - 15.6%
	Capital Markets - 1.4%
8,639	Focus Financial Partners, Inc. - Cl. A *	235,931
11,506	Tradeweb Markets, Inc. - Cl. A	504,078

		740,009

	Consumer Finance - 0.7%
21,274	LexinFintech Holdings, Ltd. - ADR *	237,418
16,436	Qudian, Inc. - ADR *	123,270

		360,688

	Insurance - 3.4%
84,348	AXA Equitable Holdings, Inc.	1,762,873

	Real Estate Investment Trusts (REITs) - 8.4%
54,901	Americold Realty Trust	1,779,890
118,029	VICI Properties, Inc.	2,601,359

		4,381,249

	Real Estate Management & Development - 1.7%
29,220	Cushman & Wakefield PLC *	522,454
40,944	Newmark Group, Inc. - Cl. A	367,677

		890,131

		8,134,950

	HEALTH CARE - 12.1%
	Biotechnology - 0.9%
13,505	Allogene Therapeutics, Inc. *	362,609
6,337	Moderna, Inc. * (a)	92,774

		455,383

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019 (continued)

Shares		Value (US$)
	Health Care Providers & Services - 1.6%
9,829	Guardant Health, Inc. *	$848,538
	Life Sciences Tools & Services - 2.3%
63,794	Avantor, Inc. *	1,217,827

	Pharmaceuticals - 7.3%
3,545	Akcea Therapeutics, Inc. * (a)	83,130
105,137	Elanco Animal Health, Inc. *	3,553,631
2,978	Tilray, Inc. * (a)	138,656

		3,775,417

		6,297,165

	INDUSTRIALS - 7.7%
	Commercial Services & Supplies - 0.4%
32,391	ADT, Inc. (a)	198,233

	Electrical Equipment - 0.4%
17,561	GrafTech International, Ltd.	201,951

	Energy Equipment & Services - 0.8%
13,421	Cactus, Inc. - Cl. A *	444,503

	Machinery - 0.3%
13,148	Gates Industrial Corp. PLC *	150,019

	Road & Rail - 5.8%
9,344	Lyft, Inc. - Cl. A * (a)	613,994
51,764	Uber Technologies, Inc. *	2,400,815

		3,014,809

		4,009,515

	INFORMATION TECHNOLOGY - 51.1%
	Internet Software & Services - 21.0%
21,164	Cargurus, Inc. *	764,232
43,803	DocuSign, Inc. *	2,177,447
60,659	Dropbox, Inc. - Cl. A *	1,519,508
7,550	HUYA, Inc. - ADR *	186,560
37,227	iQIYI, Inc. - ADR *	768,738
21,568	Pinterest, Inc. - Cl. A *	587,081
33,855	Spotify Technology SA *	4,950,278

		10,953,844
	IT Services - 7.8%
13,724	GreenSky, Inc. - Cl. A * (a)	168,668
8,378	MongoDB, Inc. *	1,274,210
45,723	Pagseguro Digital, Ltd. - Cl. A *	1,781,825
20,207	StoneCo, Ltd. - Cl. A *	597,723
16,811	Switch, Inc. - Cl. A	220,056

		4,042,482

Shares		Value (US$)
	Software - 22.3%
10,995	Altair Engineering, Inc. - Cl. A *	$444,088
23,513	Anaplan, Inc. *	1,186,701
12,217	Avalara, Inc. *	882,068
15,057	Bilibili, Inc. - ADR * (a)	244,978
17,795	Ceridian HCM Holding, Inc. *	893,309
10,696	Elastic NV *	798,563
2,880	Pagerduty, Inc. * (a)	135,504
22,526	Pivotal Software, Inc. - Cl. A *	237,875
17,848	Pluralsight, Inc. - Cl. A *	541,151
21,892	Sea, Ltd. - ADR *	727,252
32,070	Slack Technologies, Inc. - Cl. A *	1,202,625
24,415	Smartsheet, Inc. - Cl. A *	1,181,686
12,874	SolarWinds Corp. *	236,109
23,920	SVMK, Inc. *	394,919
10,555	Tenable Holdings, Inc. *	301,240
23,582	Tencent Music Entertainment Group - ADR * (a)	353,494
6,002	Zoom Video Communications, Inc. - Cl. A * (a)	532,918
17,613	Zscaler, Inc. *	1,349,860

		11,644,340

		26,640,666

	MATERIALS - 0.3%
	Chemicals - 0.3%
10,803	PQ Group Holdings, Inc. *	171,228

	TOTAL COMMON STOCKS (Cost - $50,438,213)	52,065,389

	SHORT-TERM INVESTMENTS - 4.2%
2,196,982	State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,196,982

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,196,982)	2,196,982

	TOTAL INVESTMENTS - 104.1% (Cost - $52,635,195) (c)	$54,262,371
	LIABILITIES LESS OTHER ASSETS - (4.1) %	(2,140,553)

	NET ASSETS - 100.0%	$52,121,818

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of June 30, 2019, the market value of securities loaned was $2,242,647. The loaned securities were secured with cash collateral of $2,196,982. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.
(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $52,635,195. At June 30, 2019, net appreciation for all securities was $1,627,176. This consists of aggregate gross unrealized appreciation of $2,742,154 and aggregate gross unrealized depreciation of $1,114,978.
ADR - American Depositary Receipt
PLC - Public Limited Company

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value (US$)
	COMMON STOCKS - 98.5%
	AUSTRALIA - 0.9%
13,600	Viva Energy Group, Ltd.	$20,146

	AUSTRIA - 1.1%
570	BAWAG Group AG *	23,891

	BRAZIL - 6.9%
4,250	Atacadao SA	24,349
1,760	Hapvida Participacoes e Investimentos SA	18,072
2,470	IRB Brasil Resseguros SA	63,359
4,050	Notre Dame Intermedica Participacoes SA	42,526

		148,306

	BRITAIN - 3.3%
780	Aston Martin Lagonda Global Holdings PLC *	9,955
4,970	Avast PLC	18,935
23,730	Quilter PLC	42,305

		71,195

	CHILE - 0.3%
3,240	Plaza SA	7,555

	CHINA - 31.3%
2,920	China Literature, Ltd. * (a)	13,756
599,600	China Tower Corp., Ltd. - Cl. H	157,351
4,820	Haidilao International Holding, Ltd. (a)	20,146
12,810	Innovent Biologics, Inc. * (a)	43,128
26,720	Meituan Dianping - Cl. B *	234,305
2,160	Ping An Healthcare and Technology Co., Ltd. * (a)	9,000
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
4,250	Tongcheng-Elong Holdings, Ltd. *	8,433
2,220	Weimob, Inc. *	1,458
2,296	WuXi AppTec Co., Ltd. - Cl. H,	20,133
117,290	Xiaomi Corp. - Cl. B * (a)	150,147
10,780	Zhenro Properties Group, Ltd.	6,886
4,550	ZhongAn Online P&C Insurance Co., Ltd. - Cl. H * (a)	12,494

		677,237

	FINLAND - 0.8%
1,170	Kojamo Oyj	17,455

	FRANCE - 1.0%
1,890	Adevinta ASA - Cl. B *	20,827

	GERMANY - 10.8%
1,390	Delivery Hero SE *	63,049
430	DWS Group GmbH & Co. KGaA	15,050
1,780	HelloFresh SE *	16,941
620	Knorr-Bremse AG	69,090
1,650	Siemens Healthineers AG	69,627

		233,757

	HONG KONG - 0.3%
4,610	China Education Group Holdings, Ltd.	7,200

	INDIA - 6.9%
1,920	AU Small Finance Bank, Ltd.	19,554
1,610	Bandhan Bank, Ltd.	12,595
1,600	Embassy Office Parks REIT *	8,507
360	HDFC Asset Management Co., Ltd.	10,749
4,980	HDFC Life Insurance Co., Ltd.	33,515
2,050	ICICI Lombard General Insurance Co., Ltd.	32,935
3,080	SBI Life Insurance Co., Ltd.	32,177

		150,032

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019 (continued)

Shares		Value (US$)
	IRELAND - 1.9%
9,930	AIB Group PLC	$40,604

	ITALY - 3.2%
3,580	Nexi S.p.A. *	36,886
5,540	Pirelli & C S.p.A.	32,745

		69,631

	JAPAN - 13.2%
2,720	SG Holdings Co., Ltd.	77,073
16,030	Softbank Corp.	208,078

		285,151

	MALAYSIA - 0.3%
7,690	Lotte Chemical Titan Holding Bhd	5,545

	MEXICO - 0.3%
5,810	GMexico Transportes SAB de CV	7,174

	NETHERLANDS - 4.3%
120	Adyen NV *	92,596

	NORWAY - 0.4%
3,280	Elkem ASA	9,236

	SINGAPORE - 1.1%
37,530	NetLink NBN Trust - UNIT	24,687

	SOUTH AFRICA - 0.6%
9,420	Pepkor Holdings, Ltd.	12,038

	SOUTH KOREA - 2.4%
741	Celltrion Healthcare Co., Ltd. *	36,259
80	Pearl Abyss Corp. *	14,709

		50,968

	SPAIN - 0.3%
610	Metrovacesa SA	6,576

	SWITZERLAND - 2.0%
1,760	SIG Combibloc Group AG *	20,228
490	Stadler Rail AG *	23,190

		43,418

	TAIWAN - 0.3%
15,400	FIT Hon Teng, Ltd.	6,230

	THAILAND - 3.1%
9,650	B Grimm Power PCL	11,249
9,930	Gulf Energy Development PCL	39,827
14,860	Osotspa PCL	16,838

		67,914

	UAE - 1.5%
10,800	Emaar Development PJSC	11,790
2,690	Network International Holdings PLC *	20,258

		32,048

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019 (continued)

TOTAL COMMON STOCKS (Cost - $2,047,195)	2,131,417

TOTAL INVESTMENTS - 98.5% (Cost - $2,047,195) (c)	$2,131,417
LIABILITIES LESS OTHER ASSETS - 1.5%	32,600

NET ASSETS - 100.0%	$2,164,017

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of June 30, 2019, the market value of securities loaned was $157,980. The loaned securities were secured with non-cash collateral of $164,725. Collateral is calculated based on prior day’s prices.
(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,047,195. At June 30, 2019, net appreciation for all securities was $84,222. This consists of aggregate gross unrealized appreciation of $239,791 and aggregate gross unrealized depreciation of $155,569.
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Renaissance IPO ETFs Notes to Financial Statements

For the Period Ended June 30, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor"), and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2019, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 22, 2019